CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAD) In Millions, except Per Share data, unless otherwise specified	Total Enbridge Inc. shareholders' equity	Preference shares (Note 20)	Common shares (Note 20)	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss (Note 22)	Reciprocal shareholding (Note 11)	Noncontrolling interests (Note 19)	Comprehensive income/(loss)	Total
Balance at Dec. 31, 2011		1,056	3,969	242	3,643	(1,496)	(187)	3,141
Increase (Decrease) in Stockholders' Equity
Shares issued		2,651	388
Dividend reinvestment and share purchase plan			297
Stock-based compensation				26
Options exercised			78	(17)
Issuance of treasury stock (Note 11)				236			61
Dilution gains and other				35
Earnings attributable to Enbridge Inc.					707					707
Preference share dividends					(105)
Common share dividends declared					(895)
Dividends paid to reciprocal shareholder					20
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 19)					(197)					197
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders						(266)
Earnings/(loss) attributable to noncontrolling interests								241	241
Change in unrealized gains/(loss) on cash flow hedges								(39)	(39)
Change in foreign currency translation adjustment								(60)	(60)
Reclassification to earnings of realized cash flow hedges								23	23
Reclassification to earnings of unrealized cash flow hedges								13	13
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax								(63)	(63)
Comprehensive income/(loss) attributable to noncontrolling interests								178	178
Distributions (Note 19)								(421)
Contributions (Note 19)								382
Dilution gains								6
Acquisitions (Note 6)								(25)
Other								(3)
Dividends paid per common share (in Canadian dollars per share)										1.13
Balance at Dec. 31, 2012	10,246	3,707	4,732	522	3,173	(1,762)	(126)	3,258		13,504
Increase (Decrease) in Stockholders' Equity
Shares issued		1,434	582
Dividend reinvestment and share purchase plan			361
Stock-based compensation				28
Options exercised			69	(17)
Issuance of treasury stock (Note 11)				208			40
Dilution gains and other				5
Earnings attributable to Enbridge Inc.					629					629
Preference share dividends					(183)
Common share dividends declared					(1,035)
Dividends paid to reciprocal shareholder					19
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 19)					(53)					53
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders						1,163
Earnings/(loss) attributable to noncontrolling interests								(111)	(111)
Change in unrealized gains/(loss) on cash flow hedges								166	166
Change in foreign currency translation adjustment								223	223
Reclassification to earnings of realized cash flow hedges								4	4
Reclassification to earnings of unrealized cash flow hedges								14	14
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax								407	407
Comprehensive income/(loss) attributable to noncontrolling interests								296	296
Distributions (Note 19)								(468)
Contributions (Note 19)								922
Other								6
Dividends paid per common share (in Canadian dollars per share)										1.26
Balance at Dec. 31, 2013	13,496	5,141	5,744	746	2,550	(599)	(86)	4,014		17,510
Increase (Decrease) in Stockholders' Equity
Shares issued		1,374	446
Dividend reinvestment and share purchase plan			428
Stock-based compensation				31
Options exercised			51	(14)
Issuance of treasury stock (Note 11)				22			3
Dilution gains and other				5
Earnings attributable to Enbridge Inc.					1,405					1,405
Preference share dividends					(251)
Common share dividends declared					(1,177)
Dividends paid to reciprocal shareholder					17
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 19)					(973)					973
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders						164
Earnings/(loss) attributable to noncontrolling interests								214	214
Change in unrealized gains/(loss) on cash flow hedges								(192)	(192)
Change in foreign currency translation adjustment								146	146
Reclassification to earnings of realized cash flow hedges								18	18
Reclassification to earnings of unrealized cash flow hedges								77	77
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax								49	49
Comprehensive income/(loss) attributable to noncontrolling interests								263	263
Distributions (Note 19)								(535)
Contributions (Note 19)								212
Acquisitions (Note 6)								351
Enbridge Energy Partners, L.P. equity restructuring (Note 19)				1,601				(2,330)
Transfer of interest to Enbridge Income Fund				176
Drop down of interest of Midcoast Energy Partners, L.P. (Note 19)				(18)				39
Other								1
Dividends paid per common share (in Canadian dollars per share)										1.40
Balance at Dec. 31, 2014	16,786	6,515	6,669	2,549	1,571	(435)	(83)	2,015		18,801